Earnings per share (Details) - shares				12 Months Ended
	Nov. 09, 2020	Oct. 02, 2020	Mar. 13, 2020	Jan. 03, 2021	Dec. 31, 2019	Dec. 31, 2018
Disclosure of earnings per share [text block] [Abstract]
Conversion of warrants to purchase				5,804,125
Issuance of shares				462,130
Cashless exercises of issuance shares	3,520,489	352,256		1,457,798
Issuance of warrants				250,000
Additional shares purchased				250,000
Transaction, description				The purchase option resulted in the issuance of 214,020 Betterware shares, which were excersied on a cashless basis. The amount of diluted earnings per share is calculated by dividing the net income attributable to shareholders of the Group’s common shares (after adjusting it due to changes in the fair value of warrants recognized at FVTPL in accordance with IFRS 9) by the weighted average of the common shares outstanding during the year plus the weighted average number of ordinary shares that would have been issued at the time of converting all diluted potential ordinary shares into ordinary shares. For the 2020 period, the share-based payment incentive plans issued by the Group (see Note 22) qualified as a potential dilutive event, resulting in 709,700 potentially dilutive shares. The effect of warrants and unit purchase options throughout the 2020 and while not exercised in the period qualified as antidilutive events. In accordance with IAS 33, antidilutive potential ordinary shares are disregarded in the calculation of diluted earnings per share. As a result of the merger transaction, which closed on March 13, 2020 (see Note 1.b), between Betterware and DD3 and the subscription and payment of 2,040,000 Betterware shares on Nasdaq all Betterware shares issued and outstanding immediately prior to the closing date were canceled and new shares were issued. Betterware’s original shareholders held 87.7% of the total outstanding shares, DD3 shareholders held a 6.4% stake, and investors under the Nasdaq listing held a 5.9% stake. After the closing date, Betterware had 34,451,020 issued and outstanding shares. Additionally, because IFRS requires that the calculation of basic and diluted earnings per share (“EPS”) for all periods presented be adjusted retrospectively when the number of ordinary shares or potential ordinary shares outstanding increases as a result of a capitalization, bond issue, or share split, or decreases as a result of a reverse share split, EPS calculations for the reporting period and the comparative period should be based on the new number of shares. Therefore, as a result of the cancellation and issuance of new shares on March 13, 2020, earnings per share in the consolidated and combined financial statements has also been adjusted for all periods presented to reflect the number of shares issued and outstanding giving an amount of 34,451,020 for the 2020 period, and an amount of 30,199,945 shares for the 2019 and 2018 periods, which corresponds to the amount of shares attributable to the original Betterware shareholders without giving effect to the capital contribution of the DD3 shareholders and the resources obtained by the Nasdaq listing described in the previous paragraph.
Diluted earnings per share, description				The amount of diluted earnings per share is calculated by dividing the net income attributable to shareholders of the Group’s common shares (after adjusting it due to changes in the fair value of warrants recognized at FVTPL in accordance with IFRS 9) by the weighted average of the common shares outstanding during the year plus the weighted average number of ordinary shares that would have been issued at the time of converting all diluted potential ordinary shares into ordinary shares. For the 2020 period, the share-based payment incentive plans issued by the Group (see Note 22) qualified as a potential dilutive event, resulting in 709,700 potentially dilutive shares.
Payment of shares			2,040,000
Subsidiary, description				Betterware’s original shareholders held 87.7% of the total outstanding shares, DD3 shareholders held a 6.4% stake, and investors under the Nasdaq listing held a 5.9% stake. After the closing date, Betterware had 34,451,020 issued and outstanding shares.
issuance of shares issued and outstanding				34,451,020	30,199,945	30,199,945